Restructuring costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
us-gaap_RestructuringCharges_COGS	$ 6,733	$ 571	$ 12,316
us-gaap_RestructuringCharges_RND	1,818	4,373	2,683
us-gaap_RestructuringCharges	504	5,114	4,178
Restructuring Charges	9,055	10,058	19,177
Inventory Write-down	3,700	0	$ 3,400
Restructuring Reserve, Noncurrent	$ 1,200
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general and administrative
Certain Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 3,394	10,058
Payments for Restructuring	(5,261)	(6,199)
Restructuring and Related Cost, Incurred Cost	$ 1,992	$ 3,859